Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and other intangible assets
Beginning balance	$ 1,812,491
Ending balance	1,547,359	$ 1,812,491
Cost
Goodwill and other intangible assets
Beginning balance	2,152,127	1,806,617
Additions during the year	11,977	21,185
Additions through business combinations	2,990	363,732
Disposals	(13,031)	(399)
Effects of movements in exchange rates	(256,041)	(39,008)
Ending balance	1,898,022	2,152,127
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(339,636)	(180,992)
Charge for the year	38,096	47,330
Impairment charge for the year	28,873	121,596
Disposals	13,025	398
Effects of movements in exchange rates	42,917	9,884
Ending balance	(350,663)	(339,636)
Goodwill
Goodwill and other intangible assets
Beginning balance	763,388
Ending balance	638,538	763,388
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	885,639	780,147
Additions through business combinations		119,035
Effects of movements in exchange rates	(119,909)	(13,543)
Ending balance	765,730	885,639
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(122,251)	(251)
Impairment charge for the year		121,596
Effects of movements in exchange rates	(4,941)	(404)
Ending balance	(127,192)	(122,251)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	871,964
Ending balance	741,321	871,964
Customerrelated intangible assets | SSA
Goodwill and other intangible assets
Impairment charge for the year	28,900
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	1,031,366	877,764
Additions through business combinations	2,224	171,765
Effects of movements in exchange rates	(115,330)	(18,163)
Ending balance	918,260	1,031,366
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(159,402)	(131,568)
Charge for the year	26,094	36,169
Impairment charge for the year	28,873
Effects of movements in exchange rates	37,430	8,335
Ending balance	(176,939)	(159,402)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	147,714
Ending balance	133,789	147,714
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	175,290	107,202
Additions through business combinations	766	72,932
Effects of movements in exchange rates	(15,640)	(4,844)
Ending balance	160,416	175,290
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(27,576)	(21,885)
Charge for the year	5,515	6,936
Effects of movements in exchange rates	6,464	1,245
Ending balance	(26,627)	(27,576)
Licenses
Goodwill and other intangible assets
Beginning balance	21,512
Ending balance	18,776	21,512
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	30,588	17,706
Additions during the year	3,007	14,772
Disposals	(17)	(4)
Effects of movements in exchange rates	(1,096)	(1,886)
Ending balance	32,482	30,588
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(9,076)	(6,877)
Charge for the year	4,776	2,598
Disposals	17	4
Effects of movements in exchange rates	129	395
Ending balance	(13,706)	(9,076)
Software
Goodwill and other intangible assets
Beginning balance	7,913
Ending balance	14,935	7,913
Software | Cost
Goodwill and other intangible assets
Beginning balance	29,244	23,798
Additions during the year	8,970	6,413
Disposals	(13,014)	(395)
Effects of movements in exchange rates	(4,066)	(572)
Ending balance	21,134	29,244
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(21,331)	(20,411)
Charge for the year	1,711	1,627
Disposals	13,008	394
Effects of movements in exchange rates	3,835	313
Ending balance	$ (6,199)	$ (21,331)